    As filed with the Securities and Exchange Commission on February 25, 2005

                                                 1933 Act File No.  33-19631
                                                 1940 Act File No. 811-3562
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 23

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 35


                           HIGH YIELD VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

                  One Sun Life Executive Park, Wellesley Hills,
                       Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

       James R. Bordewick, Jr., Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/ / on [DATE] pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/X/ on April 29, 2005 pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 23, filed with the SEC via EDGAR on February 25, 2005:


      Cross-Reference Pages

      Compass 3 Prospectus dated May 1, 2005
      Compass 2 and 3 Statement of Additional Information dated May 1, 2005

      Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of February, 2005.

                               MONEY MARKET VARIABLE ACCOUNT
                               HIGH YIELD VARIABLE ACCOUNT
                               CAPITAL APPRECIATION VARIABLE ACCOUNT
                               GOVERNMENT SECURITIES VARIABLE ACCOUNT
                               GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                               TOTAL RETURN VARIABLE ACCOUNT
                               MANAGED SECTORS VARIABLE ACCOUNT
                                         (REGISTRANTS)


                               By:     ROBERT J. MANNING*
                                       ------------------------------------
                               Name:   Robert J. Manning
                               Title:  President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February__, 2005

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                               -----------------------------
                               Robert C. Salipante
                               President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2005.

SIGNATURE                               TITLE
---------                               -----
J. KERMIT BIRCHFIELD*                   Chairman
-------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                      President (Principal Executive Officer)
-------------------------------
Robert J. Manning


RICHARD M. HISEY*                       Principal Financial Officer and
-------------------------------           Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                       Member of the Boards of Managers
-------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                    Member of the Boards of Managers
-------------------------------
Frederick H. Dulles


DAVID D. HORN*                          Member of the Boards of Managers
-------------------------------
David D. Horn


DERWYN F. PHILLIPS*                     Member of the Boards of Managers
-------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                        Member of the Boards of Managers
-------------------------------
C. James Prieur


RONALD G. STEINHART*                    Member of the Boards of Managers
-------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                        Member of the Boards of Managers
-------------------------------
Haviland Wright


                                        *By:  /s/ JAMES R. BORDEWICK, JR.
                                              ------------------------------
                                        Name: James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney, dated May 4, 2001
                                        incorporated by reference to Money
                                        Market Variable Account's Post-Effective
                                        Amendment No. 18 filed with the SEC via
                                        EDGAR on April 30, 2002, a Power of
                                        Attorney, dated August 1, 2002,
                                        incorporated by reference to MFS/Sun
                                        Life Series Trust (File Nos. 2-83616 and
                                        811-3732) Post-Effective Amendment No.
                                        32 filed with the SEC via EDGAR on April
                                        30, 2003 and a Power of Attorney, dated
                                        February 12, 2004, incorporated by
                                        reference to Money Market Variable
                                        Account's Post-Effective Amendment No.
                                        21 filed with the SEC via EDGAR on
                                        February 27, 2004.

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                                   TITLE
---------                                                   -----
                                        President and Director (Principal Executive
-------------------------------           Officer)
Robert C. Salipante


                                        Vice President, & Chief Financial Officer
-------------------------------           (Principal Financial and Accounting Officer)
Gary Corsi


                               +        Attorney-in-Fact for:
-------------------------------         Donald A. Stewart, Chairman and Director
Edward M. Shea                          C. James Prieur, Vice Chairman and Director
                                        James C. Baillie, Director
                                        Paul W. Derksen, Director
                                        David D. Horn, Director
                                        James A. McNulty, III, Director
                                        S. Caesar Raboy, Director
                                        David K. Stevenson, Director
                                        William W. Stinson, Director

+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.